[LOGO] Merrill Lynch  Investment Managers

Semi-Annual Report

April 30, 2001

Merrill Lynch
Large Cap
Growth Fund

Merrill Lynch Large Cap Series Funds, Inc.

www.mlim.ml.com

                      MERRILL LYNCH LARGE CAP GROWTH FUND

Officers and Directors/Trustees

Terry K. Glenn, President and Director/Trustee
James H. Bodurtha, Director/Trustee
Herbert I. London, Director/Trustee
Joseph L. May, Director/Trustee
Andre F. Perold, Director/Trustee
Roberta Cooper Ramo, Director/Trustee
Robert C. Doll, Jr., Senior Vice President and Portfolio Manager
Linda J. Gardner, Vice President
Philip E. Laverson, Vice President
Donald C. Burke, Vice President and Treasurer
Alice A. Pellegrino, Secretary

-------------------------------------------------------------------------------
Arthur Zeikel, Director/Trustee of Merrill Lynch Large Cap Growth Fund, has recently retired. The Fund's Board of Directors/Trustees wishes Mr. Zeikel well in his retirement.
-------------------------------------------------------------------------------

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

Portfolio Information
As of April 30, 2001

                                                                      Percent of
  Ten Largest Equity Holdings                                         Net Assets

  General Electric Company............................................     7.3%
  Pfizer Inc..........................................................     3.9
  Microsoft Corporation...............................................     3.7
  AOL Time Warner Inc.................................................     3.6
  Intel Corporation...................................................     2.3
  Kohl's Corporation..................................................     1.4
  Cardinal Health, Inc................................................     1.4
  WorldCom, Inc.......................................................     1.4
  Calpine Corporation.................................................     1.4
  Electronic Data Systems Corporation.................................     1.3

                                                                      Percent of
  Ten Largest Industries                                              Net Assets

  Pharmaceuticals.....................................................    10.2%
  Health Care Providers & Services....................................     9.9
  Software............................................................     8.2
  Industrial Conglomerates............................................     7.3
  Communications Equipment............................................     5.7
  Oil & Gas...........................................................     5.2
  Health Care Equipment & Supplies....................................     5.1
  Electronic Equipment & Instruments..................................     5.0
  Semiconductor Equipment & Products..................................     4.5
  Media...............................................................     4.3

                             Merrill Lynch Large Cap Growth Fund, April 30, 2001
DEAR SHAREHOLDER

Investment Strategy

Merrill Lynch Large Cap Growth Fund invests primarily in a diversified portfolio of equity securities of large cap companies that Fund management selects from among those included in the unmanaged Russell 1000(R) Growth Index. Our investment process attempts to add value through both security selection and portfolio construction. Security selection involves the use of quantitative selection criteria including earnings momentum, earnings surprise and valuation. These criteria are input into a proprietary quantitative model and are subject to selective fundamental overrides. Portfolio construction consists of an optimization process with risk management controlling style, capitalization, sectors and individual security selection.

Portfolio Matters

For the six months ended April 30, 2001, the Fund's Class A, Class B, Class C and Class D Shares had total returns of -24.28%, -24.68%, -24.69% and -24.35%, respectively. Since inception (December 22, 1999) through April 30, 2001, the Fund's Class A, Class B, Class C and Class D Shares had total returns of -14.05%, -15.19%, -15.28% and -14.36%, respectively. (Fund results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 3 and 4 of this report to shareholders.) This compares favorably to the -26.43% total return of the Russell 1000(R) Growth Index for the six months ended April 30, 2001.

While absolute performance in the markets was difficult during the last six months, we used the period to gain relative performance compared to our benchmarks and competitive peer groups. The largest significant positive contributors to performance included our stock selection in health care, and our allocation to the energy sector. Other positive contributors to the Fund's performance included our underweighted position in Cisco Systems, Inc. and Sun Microsystems, Inc., as well as the positive performance in PacifiCare Health Systems, Inc., Helmerich & Payne, Inc. and International Rectifier Corp. The largest detractors to performance included i2 Technologies, Inc., and our underweighted positions in International Business Machines Corporation and Wal-Mart Stores, Inc.

During the period, we reduced our dependence on economic growth and became somewhat more defensive in our holdings. We also increased our exposure to US earnings, believing that economic weakness will spread overseas, especially to Europe. We added to our positions in health care, consumer discretionary and energy, while reducing weightings in information technology. Largest purchases included General Electric Company, Pfizer Inc., Cisco Systems, AOL Time Warner Inc. and Microsoft Corporation. Largest sales included PacifiCare Health Systems, Oracle Corporation and Scientific-Atlanta, Inc.

We are positioned somewhat defensively, anticipating that the economic and earnings turnaround is several months away. As a result, we are above benchmark weights in energy and health care, and underweighted in information technology. We remain tilted toward the lower end of the permissible capitalization range, anticipating continued outperformance of mid and large cap securities relative to mega cap securities.

In Conclusion

We thank you for your investment in Merrill Lynch Large Cap Growth Fund, and we look forward to reviewing our outlook and strategy with you in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director/Trustee


/s/ Robert C. Doll, Jr.

Robert C. Doll, Jr.
Senior Vice President and
Portfolio Manager

June 6, 2001

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator voluntarily waived a portion of its administration fee. Without such waiver, the Fund's performance would have been lower.


                                     2 & 3

                             Merrill Lynch Large Cap Growth Fund, April 30, 2001

PERFORMANCE DATA (concluded)

Recent
Performance
Results*

                                                     6 Month             12 Month         Since Inception
As of April 30, 2001                              Total Return         Total Return        Total Return
=========================================================================================================
ML Large Cap Growth Fund Class A Shares              -24.28%              -28.91%             -14.05%
---------------------------------------------------------------------------------------------------------
ML Large Cap Growth Fund Class B Shares              -24.68               -29.56              -15.19
---------------------------------------------------------------------------------------------------------
ML Large Cap Growth Fund Class C Shares              -24.69               -29.63              -15.28
---------------------------------------------------------------------------------------------------------
ML Large Cap Growth Fund Class D Shares              -24.35               -29.05              -14.36
=========================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on Changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Performance results are for a limited asset pool. The Fund's inception date is 12/22/99.

Average Annual
Total Return

                                        % Return Without         % Return With
                                          Sales Charge            Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 3/31/01                          -40.10%                 -43.24%
--------------------------------------------------------------------------------
Inception (12/22/99)
through 3/31/01                             -20.30                  -23.61
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                             % Return               % Return
                                           Without CDSC            With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 3/31/01                          -40.65%                 -43.02%
--------------------------------------------------------------------------------
Inception (12/22/99)
through 3/31/01                             -21.08                  -22.95
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                             % Return               % Return
                                           Without CDSC            With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 3/31/01                          -40.72%                 -41.31%
--------------------------------------------------------------------------------
Inception (12/22/99)
through 3/31/01                             -21.16                  -21.16
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                       % Return Without         % Return With
                                          Sales Charge           Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 3/31/01                          -40.21%                 -43.35%
--------------------------------------------------------------------------------
Inception (12/22/99)
through 3/31/01                             -20.47                  -23.78
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
LARGE CAP
GROWTH FUND    As of April 30, 2001
===================================================================================================================================
Assets:        Investment in Master Large Cap Growth Portfolio, at value (identified cost--$160,016,431).              $167,821,108
               Prepaid expenses and other assets.........................................................                    59,254
                                                                                                                       ------------
               Total assets..............................................................................               167,880,362
                                                                                                                       ------------
===================================================================================================================================
Liabilities:   Payables:
                  Distributor............................................................................ $   99,260
                  Administrator..........................................................................     99,166        198,426
                                                                                                          ----------
               Accrued expenses and other liabilities....................................................                    66,410
                                                                                                                       ------------
               Total liabilities.........................................................................                   264,836
                                                                                                                       ------------
===================================================================================================================================
Net Assets:    Net assets ...............................................................................              $167,615,526
                                                                                                                       ============
====================================================================================================================================
Net Assets     Class A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized.............              $    294,084
Consist of:    Class B Shares of Common Stock, $.10 par value, 200,000,000 shares authorized.............                   962,767
               Class C Shares of Common Stock, $.10 par value, 100,000,000 shares authorized.............                   515,573
               Class D Shares of Common Stock, $.10 par value, 100,000,000 shares authorized.............                   198,575
               Paid-in capital in excess of par..........................................................               204,061,378
               Accumulated investment loss--net..........................................................                (1,094,797)
               Accumulated realized capital losses on investments from the Portfolio--net................               (45,126,731)
               Unrealized appreciation on investments from the Portfolio--net............................                 7,804,677
                                                                                                                       ------------
               Net assets................................................................................              $167,615,526
                                                                                                                       ============
===================================================================================================================================
Net Asset      Class A--Based on net assets of $25,273,466 and 2,940,839 shares outstanding..............              $       8.59
Value:                                                                                                                 ============
               Class B--Based on net assets of $81,657,026 and 9,627,667 shares outstanding..............              $       8.48
                                                                                                                       ============
               Class C--Based on net assets of $43,685,049 and 5,155,727 shares outstanding..............              $       8.47
                                                                                                                       ============
               Class D--Based on net assets of $16,999,985 and 1,985,754 shares outstanding..............              $       8.56
                                                                                                                       ============
===================================================================================================================================

               See Notes to Financial Statements.


                                     4 & 5

                             Merrill Lynch Large Cap Growth Fund, April 30, 2001

STATEMENT OF OPERATIONS

MERRILL LYNCH
LARGE CAP
GROWTH FUND         For the Six Months Ended April 30, 2001
===================================================================================================================================
Investment          Investment income allocated from the Portfolio.......................................              $    360,137
Income (Loss):      Expenses allocated from the Portfolio................................................                  (617,408)
                                                                                                                       ------------
                    Net investment loss from the Portfolio...............................................                  (257,271)
                                                                                                                       ------------
===================================================================================================================================
Expenses:           Account maintenance and distribution fees--Class B................................... $  371,224
                    Account maintenance and distribution fees--Class C...................................    195,868
                    Administration fees..................................................................    116,941
                    Transfer agent fees--Class B.........................................................     38,220
                    Registration fees....................................................................     32,934
                    Transfer agent fees--Class C.........................................................     20,841
                    Account maintenance fees--Class D....................................................     20,319
                    Printing and shareholder reports.....................................................     17,333
                    Transfer agent fees--Class A.........................................................     10,021
                    Transfer agent fees--Class D.........................................................      6,430
                    Professional fees....................................................................      5,329
                    Offering costs.......................................................................      2,993
                    Accounting services..................................................................        177
                    Other ...............................................................................        799
                                                                                                          ----------
                    Total expenses before reimbursement..................................................    839,429
                    Reimbursement of expenses............................................................     (1,903)
                                                                                                          ----------
                    Total expenses after reimbursement...................................................                   837,526
                                                                                                                       ------------
                    Investment loss--net.................................................................                (1,094,797)
                                                                                                                       ------------
===================================================================================================================================
Realized &          Realized loss on investments from the Portfolio--net.................................               (45,121,273)
Unrealized          Change in unrealized appreciation on investments from the Portfolio--net.............                 6,581,162
Gain (Loss)                                                                                                            ------------
from the            Net Decrease in Net Assets Resulting from Operations.................................              $(39,634,908)
Portfolio--Net:                                                                                                        ============
===================================================================================================================================

                    See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                     For the Six        For the Period
LARGE CAP                                                                                         Months Ended    Dec. 22, 1999+ to
GROWTH FUND          Increase (Decrease) in Net Assets:                                          April 30, 2001       Oct. 31, 2000
===================================================================================================================================

Operations:          Investment loss--net......................................................... $ (1,094,797)       $   (106,792)
                     Realized gain (loss) on investments from the Portfolio--net..................  (45,121,273)             39,496
                     Change in unrealized appreciation on investments from the Portfolio--net.....    6,581,162           1,223,515
                                                                                                   ------------        ------------
                     Net increase (decrease) in net assets resulting from operations..............  (39,634,908)          1,156,219
                                                                                                   ------------        ------------
====================================================================================================================================
Distributions        Realized gain on investments from the Portfolio--net:
to
Shareholders:           Class A...................................................................      (14,288)                 --
                        Class B...................................................................      (11,835)                 --
                        Class C...................................................................      (10,788)                 --
                        Class D...................................................................       (8,043)                 --
                                                                                                   ------------        ------------
                     Net decrease in net assets resulting from dividends and distributions to
                      shareholders. ..............................................................      (44,954)                 --
                                                                                                   ------------        ------------
====================================================================================================================================
Capital Share        Net increase in net assets derived from capital share transactions...........  109,789,949          95,849,220
Transactions:                                                                                      ------------        ------------
====================================================================================================================================
Net Assets:          Total increase in net assets.................................................   70,110,087          97,005,439
                     Beginning of period..........................................................   97,505,439             500,000
                                                                                                   ------------        ------------
                     End of period*............................................................... $167,615,526        $ 97,505,439
                                                                                                   ============        ============
====================================================================================================================================
                    *Accumulated investment loss--net............................................. $ (1,094,797)       $         --
                                                                                                   ============        ============
====================================================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.


                                     6 & 7

                             Merrill Lynch Large Cap Growth Fund, April 30, 2001

FINANCIAL HIGHLIGHTS

                                                                                                            Class A
MERRILL LYNCH     The following per share data and ratios have been derived                      --------------------------------
LARGE CAP         from information provided in the financial statements.                          For the Six      For the Period
GROWTH FUND                                                                                       Months Ended     Dec. 22, 1999+
                  Increase (Decrease) in Net Asset Value:                                        April 30, 2001  to Oct. 31, 2000
=================================================================================================================================
Per Share         Net asset value, beginning of period........................................... $        11.35    $      10.00
Operating                                                                                         --------------    ------------
Performance:      Investment loss--net...........................................................           (.03)           (.02)
                  Realized and unrealized gain (loss) on investments from the Portfolio--net.....          (2.72)           1.37
                                                                                                  --------------    ------------
                  Total from investment operations...............................................          (2.75)           1.35
                                                                                                  --------------    ------------
                  Less distributions from realized gain on investments from the Portfolio--net...           (.01)             --
                                                                                                  --------------    ------------
                  Net asset value, end of period................................................. $         8.59    $      11.35
                                                                                                  ==============    ============
================================================================================================================================
Total Investment  Based on net asset value per share.............................................        (24.28%)+++      13.50%+++
Return:**                                                                                         ==============    ============
================================================================================================================================
Ratios to         Expenses, net of reimbursement++...............................................          1.11%*          1.38%*
Average Net                                                                                       ==============    ============
Assets:           Expenses++.....................................................................          1.11%*          4.77%*
                                                                                                  ==============    ============
                  Investment loss--net...........................................................          (.64%)*        (1.04%)*
                                                                                                  ==============    ============
================================================================================================================================
Supplemental      Net assets, end of period (in thousands)....................................... $       25,274    $     18,859
Data:                                                                                             ==============    ============
================================================================================================================================

                                                                                                            Class B
MERRILL LYNCH     The following per share data and ratios have been derived                        --------------------------------
LARGE CAP         from information provided in the financial statements.                            For the Six     For the Period
GROWTH FUND                                                                                         Months Ended    Dec. 22, 1999+
                  Increase (Decrease) in Net Asset Value:                                          April 30, 2001  to Oct. 31, 2000
====================================================================================================================================
Per Share         Net asset value, beginning of period............................................. $        11.26  $       10.00
Operating                                                                                           --------------  -------------
Performance:      Investment loss--net.............................................................           (.06)          (.01)
                  Realized and unrealized gain (loss) on investments from the Portfolio--net.......          (2.72)          1.27
                                                                                                    --------------  -------------
                  Total from investment operations.................................................          (2.78)          1.26
                                                                                                    --------------  -------------
                  Less distributions from realized gain on investments from the Portfolio--net.....             --++++         --
                                                                                                    --------------  -------------
                  Net asset value, end of period................................................... $         8.48  $       11.26
                                                                                                    ==============  =============
=================================================================================================================================
Total Investment  Based on net asset value per share...............................................        (24.68%)+++     12.60%+++
Return:**                                                                                           ==============  =============
=================================================================================================================================
Ratios to         Expenses, net of reimbursement++.................................................          2.13%*         2.56%*
Average Net                                                                                         ==============  =============
Assets:           Expenses++.......................................................................          2.14%*         4.14%*
                                                                                                    ==============  =============
                  Investment loss--net.............................................................         (1.66%)*       (1.82%)*
                                                                                                    ==============  =============
=================================================================================================================================
Supplemental      Net assets, end of period (in thousands)......................................... $       81,657  $      47,370
Data:                                                                                               ==============  =============
=================================================================================================================================

                                                                                                              Class C
MERRILL LYNCH     The following per share data and ratios have been derived                        --------------------------------
LARGE CAP         from information provided in the financial statements.                            For the Six     For the Period
GROWTH FUND                                                                                         Months Ended    Dec. 22, 1999+
                  Increase (Decrease) in Net Asset Value:                                          April 30, 2001  to Oct. 31, 2000
====================================================================================================================================
Per Share         Net asset value, beginning of period.............................................   $    11.25      $     10.00
Operating                                                                                             ----------      -----------
Performance:      Investment loss--net.............................................................         (.06)            (.01)
                  Realized and unrealized gain (loss) on investments from the Portfolio--net.......        (2.72)            1.26
                                                                                                      ----------      -----------
                  Total from investment operations.................................................        (2.78)            1.25
                                                                                                      ----------      -----------
                  Less distributions from realized gain on investments from the Portfolio--net.....           --++++           --
                                                                                                      ----------      -----------
                  Net asset value, end of period...................................................   $     8.47      $     11.25
                                                                                                      ==========      ===========
=================================================================================================================================
Total Investment  Based on net asset value per share...............................................      (24.69%)+++     12.50%+++
Return:**                                                                                             ==========      ===========
=================================================================================================================================
Ratios to         Expenses, net of reimbursement++.................................................        2.14%*           2.56%*
Average Net                                                                                           ==========      ===========
Assets:           Expenses++.......................................................................        2.14%*           4.16%*
                                                                                                      ==========      ===========
                  Investment loss--net.............................................................       (1.67%)*         (1.83%)*
                                                                                                      ==========      ===========
=================================================================================================================================
Supplemental      Net assets, end of period (in thousands).........................................   $   43,685      $    23,736
Data:                                                                                                 ==========      ===========
=================================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
+++   Aggregate total investment return.
++++  Amount is less than $.01 per share.

      See Notes to Financial Statements.


                                     8 & 9

                             Merrill Lynch Large Cap Growth Fund, April 30, 2001

FINANCIAL HIGHLIGHTS (concluded)

                                                                                                              Class D
MERRILL LYNCH     The following per share data and ratios have been derived                        --------------------------------
LARGE CAP         from information provided in the financial statements.                            For the Six     For the Period
GROWTH FUND                                                                                         Months Ended    Dec. 22, 1999+
                  Increase (Decrease) in Net Asset Value:                                          April 30, 2001  to Oct. 31, 2000
===================================================================================================================================
Per Share         Net asset value, beginning of period............................................. $      11.32       $   10.00
Operating                                                                                           ------------       ---------
Performance:      Investment loss--net.............................................................         (.04)           (.01)
                  Realized and unrealized gain (loss) on investments from the Portfolio--net.......        (2.72)           1.33
                                                                                                    ------------       ---------
                  Total from investment operations.................................................        (2.76)           1.32
                                                                                                    ------------       ---------
                  Less distributions from realized gain on investments from the Portfolio--net.....           --++++          --
                                                                                                    ------------       ---------
                  Net asset value, end of period................................................... $       8.56       $   11.32
                                                                                                    ============       =========
================================================================================================================================
Total Investment  Based on net asset value per share...............................................      (24.35%)+++       13.20%+++
Return:**                                                                                           ============       =========
================================================================================================================================
Ratios to         Expenses, net of reimbursement++.................................................        1.35%*           1.74%*
Average Net                                                                                         ============       =========
Assets:           Expenses++.......................................................................        1.35%*           3.94%*
                                                                                                    ============       =========
                  Investment loss--net.............................................................        (.89%)*         (1.14%)*
                                                                                                    ============       =========
================================================================================================================================
Supplemental      Net assets, end of period (in thousands)......................................... $     17,000       $   7,540
Data:                                                                                               ============       =========
================================================================================================================================

   *  Annualized.
  **  Total investment returns exclude the effects of sales charges.
   +  Commencement of operations.
  ++ Includes the Fund's share of the Portfolio's allocated expenses. +++ Aggregate total investment return.
++++  Amount is less than $.01 per share.

      See Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
LARGE CAP
GROWTH FUND

1. Significant Accounting Policies:

Merrill Lynch Large Cap Growth Fund of Merrill Lynch Large Cap Series Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Large Cap Growth Portfolio (the "Portfolio"), which is a portfolio of Master Large Cap Series Trust that has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at April 30, 2001 was 99.5%. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in
Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Portfolio are accounted for on a trade date basis.

2. Transactions with Affiliates:

Effective January 17, 2001, the Fund has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Incorporated ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended April 30, 2001, FAM earned fees of $116,941 of which $1,903 was waived.


                                    10 & 11

                             Merrill Lynch Large Cap Growth Fund, April 30, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH
LARGE CAP
GROWTH FUND

The Fund has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


--------------------------------------------------------------------------------
                                                   Account          Distribution
                                               Maintenance Fee           Fee
--------------------------------------------------------------------------------
Class B.....................................        .25%                .75%
Class C ....................................        .25%                .75%
Class D.....................................        .25%                 --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended April 30, 2001, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                    FAMD            MLPF&S
--------------------------------------------------------------------------------
Class A.....................................           --          $     65
Class D.....................................       $4,774          $142,062
--------------------------------------------------------------------------------

For the six months ended April 30, 2001, MLPF&S received contingent deferred sales charges of $11,314 and $13,886 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2001 were $116,103,371 and $7,040,930, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $109,789,949 and $95,849,220 for the six months ended April 30, 2001 and for the period December 22, 1999 to October 31, 2000, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six                                             Dollar
Months Ended April 30, 2001                          Shares            Amount
-------------------------------------------------------------------------------
Shares sold...................................     1,991,017        $19,312,347
Shares issued to shareholders in
reinvestment of distributions.................         1,398             13,522
                                                   ---------        -----------
Total issued..................................     1,992,415         19,325,869
Shares redeemed...............................      (712,580)        (6,215,809)
                                                   ---------        -----------
Net increase..................................     1,279,835        $13,110,060
                                                   =========        ===========
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class A Shares for the Period                                          Dollar
December 22, 1999+ to October 31, 2000               Shares            Amount
-------------------------------------------------------------------------------
Shares sold...................................     1,676,232        $18,616,315
Shares redeemed...............................       (27,728)          (309,471)
                                                   ---------        -----------
Net increase..................................     1,648,504        $18,306,844
                                                   =========        ===========
-------------------------------------------------------------------------------
+ Prior to December 22, 1999 (commencement of operations), the Fund issued 12,500 shares to FAM for $125,000.

-------------------------------------------------------------------------------
Class B Shares for the Six                                             Dollar
Months Ended April 30, 2001                          Shares            Amount
-------------------------------------------------------------------------------
Shares sold...................................     6,485,312        $62,761,512
Shares issued to shareholders in
reinvestment of distributions.................         1,139             10,913
                                                   ---------        -----------
Total issued..................................     6,486,451         62,772,425
Shares redeemed...............................    (1,066,788)        (9,360,866)
                                                   ---------        -----------
Net increase..................................     5,419,663        $53,411,559
                                                   =========        ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Period                                          Dollar
December 22, 1999+ to October 31, 2000               Shares            Amount
-------------------------------------------------------------------------------
Shares sold...................................     4,259,809        $47,630,738
Shares redeemed...............................       (64,305)          (714,238)
                                                   ---------        -----------
Net increase..................................     4,195,504        $46,916,500
                                                   =========        ===========
-------------------------------------------------------------------------------
+ Prior to December 22, 1999 (commencement of operations), the Fund issued 12,500 shares to FAM for $125,000.

-------------------------------------------------------------------------------
Class C Shares for the Six                                             Dollar
Months Ended April 30, 2001                          Shares            Amount
-------------------------------------------------------------------------------
Shares sold...................................     3,666,165        $35,285,417
Shares issued to shareholders in
reinvestment of distributions.................         1,073             10,268
                                                   ---------        -----------
Total issued..................................     3,667,238         35,295,685
Shares redeemed...............................      (621,834)        (5,367,838)
                                                   ---------        -----------
Net increase..................................     3,045,404        $29,927,847
                                                   =========        ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Period                                          Dollar
December 22, 1999+ to October 31, 2000               Shares            Amount
--------------------------------------------------------------------------------
Shares sold...................................     2,118,468        $23,486,603
Shares redeemed...............................       (20,645)          (229,433)
                                                   ---------        -----------
Net increase..................................     2,097,823        $23,257,170
                                                   =========        ===========
-------------------------------------------------------------------------------
+ Prior to December 22, 1999 (commencement of operations), the Fund issued 12,500 shares to FAM for $125,000.

-------------------------------------------------------------------------------
Class D Shares for the Six                                             Dollar
Months Ended April 30, 2001                          Shares            Amount
-------------------------------------------------------------------------------
Shares sold...................................     1,946,119        $18,838,399
Shares issued to shareholders in
reinvestment of distributions.................           764              7,367
                                                   ---------        -----------
Total issued..................................     1,946,883         18,845,766
Shares redeemed...............................      (626,963)        (5,505,283)
                                                   ---------        -----------
Net increase..................................     1,319,920        $13,340,483
                                                   =========        ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Period                                          Dollar
December 22, 1999+ to October 31, 2000               Shares            Amount
-------------------------------------------------------------------------------
Shares sold...................................       663,067        $ 7,478,004
Shares redeemed...............................        (9,733)          (109,298)
                                                   ---------        -----------
Net increase..................................       653,334        $ 7,368,706
                                                   =========        ===========
-------------------------------------------------------------------------------
+ Prior to December 22, 1999 (commencement of operations), the Fund issued 12,500 shares to FAM for $125,000.


                                    12 & 13

                             Merrill Lynch Large Cap Growth Fund, April 30, 2001

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                  Master Large Cap Growth Portfolio
                  ------------------------------------------------------------------------------------------------------------------
                                                  Shares                                                                  Percent of
                  Industry                         Held             Investments                                  Value    Net Assets
====================================================================================================================================
Consumer          Hotels, Restaurants & Leisure   33,000  +International Game Technology                      $  1,845,690      1.1%
Discretionary                                     58,000   MGM Grand, Inc.                                       1,744,060      1.0
                                                                                                              ------------    ------
                                                                                                                 3,589,750      2.1
                  ------------------------------------------------------------------------------------------------------------------
                  Internet & Catalog Retail       10,000  +eBay Inc.                                               504,800      0.3
                  ------------------------------------------------------------------------------------------------------------------
                  Media                          121,000  +AOL Time Warner Inc.                                  6,110,500      3.6
                                                  30,000   SEI Investments Company                               1,203,300      0.7
                                                                                                              ------------    ------
                                                                                                                 7,313,800      4.3
                  ------------------------------------------------------------------------------------------------------------------
                  Multiline Retail                39,000  +Kohl's Corporation                                    2,381,340      1.4
                                                  24,000   Wal-Mart Stores, Inc.                                 1,241,760      0.8
                                                                                                              ------------    ------
                                                                                                                 3,623,100      2.2
                  ------------------------------------------------------------------------------------------------------------------
                  Specialty Retail                24,000  +AutoNation, Inc.                                        260,400      0.2
                                                  13,000   The Home Depot, Inc.                                    612,300      0.4
                                                  33,000   Lowe's Companies, Inc.                                2,079,000      1.2
                                                  59,000   The TJX Companies, Inc.                               1,848,470      1.1
                                                  45,000   The Talbots, Inc.                                     1,883,250      1.1
                                                                                                              ------------    ------
                                                                                                                 6,683,420      4.0
                  ------------------------------------------------------------------------------------------------------------------
                  Textiles & Apparel              44,000  +Jones Apparel Group, Inc.                             1,748,560      1.0
                                                  23,000   Nike, Inc. (Class B)                                    961,630      0.6
                                                                                                              ------------    ------
                                                                                                                 2,710,190      1.6
                  ------------------------------------------------------------------------------------------------------------------
                                                           Total Consumer Discretionary (Cost--$21,820,789)     24,425,060     14.5
====================================================================================================================================
Consumer Staples  Food & Drug Retailing           83,000  +The Kroger Co.                                        1,874,970      1.1
                                                  70,000   SYSCO Corporation                                     1,968,400      1.2
                                                                                                              ------------    ------
                                                                                                                 3,843,370      2.3
                  ------------------------------------------------------------------------------------------------------------------
                  Tobacco                         59,000   UST Inc.                                              1,775,900      1.0
                  ------------------------------------------------------------------------------------------------------------------
                                                           Total Consumer Staples (Cost--$5,510,200)             5,619,270      3.3
====================================================================================================================================
Energy            Energy Equipment & Services     24,000  +BJ Services Company                                   1,974,000      1.2
                                                  35,000   Helmerich & Payne, Inc.                               1,793,050      1.0
                                                                                                              ------------    ------
                                                                                                                 3,767,050      2.2
                  ------------------------------------------------------------------------------------------------------------------
                  Oil & Gas                       28,000   Anadarko Petroleum Corporation                        1,809,360      1.1
                                                  27,000   Apache Corporation                                    1,726,920      1.0
                                                  30,000   Devon Energy Corporation                              1,770,300      1.0
                                                  39,000   EOG Resources, Inc.                                   1,809,210      1.1
                                                  20,000   Murphy Oil Corporation                                1,640,000      1.0
                                                                                                              ------------    ------
                                                                                                                 8,755,790      5.2
                  ------------------------------------------------------------------------------------------------------------------
                                                           Total Energy (Cost--$10,848,260)                     12,522,840      7.4
====================================================================================================================================
Financials        Diversified Financials          25,000   USA Education Inc.                                    1,777,500      1.1
                  ------------------------------------------------------------------------------------------------------------------
                                                           Total Financials (Cost--$1,845,075)                   1,777,500      1.1
====================================================================================================================================
Health Care       Biotechnology                   30,000  +Biogen, Inc.                                          1,939,800      1.1
                                                  17,000  +Genzyme Corporation                                   1,852,490      1.1
                                                  40,000  +IDEC Pharmaceuticals Corporation                      1,968,000      1.2
                                                                                                              ------------    ------
                                                                                                                 5,760,290      3.4
                  ------------------------------------------------------------------------------------------------------------------
                  Health Care Equipment &         57,000   Applera Corporation-Applied Biosystems Group          1,827,420      1.1
                  Supplies                        39,000   Bausch & Lomb Incorporated                            1,665,300      1.0
                                                  44,000   Beckman Coulter Inc.                                  1,564,200      0.9
                                                  86,000  +Cytyc Corporation                                     2,025,300      1.2
                                                  25,000   Stryker Corporation                                   1,482,250      0.9
                                                                                                              ------------    ------
                                                                                                                 8,564,470      5.1
                  ------------------------------------------------------------------------------------------------------------------
                  Health Care Providers &         34,500   Cardinal Health, Inc.                                 2,325,300      1.4
                  Services                        20,000  +Express Scripts, Inc. (Class A)                       1,698,000      1.0
                                                  32,000  +First Health Group Corp.                              1,656,000      1.0
                                                 109,000  +Health Management Associates, Inc. (Class A)          1,953,280      1.1
                                                  59,000   McKesson HBOC, Inc.                                   1,819,560      1.1
                                                  59,000  +Oxford Health Plans, Inc.                             1,834,900      1.1
                                                  15,000  +Quest Diagnostics Incorporated                        1,848,000      1.1
                                                  28,000   UnitedHealth Group Incorporated                       1,833,440      1.1
                                                  19,000  +Universal Health Services, Inc. (Class B)             1,705,440      1.0
                                                                                                              ------------    ------
                                                                                                                16,673,920      9.9
                  ------------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals                 25,000   Abbott Laboratories                                   1,159,500      0.7
                                                  34,000  +Forest Laboratories, Inc.                             2,079,100      1.2
                                                  50,000  +IVAX Corporation                                      2,002,500      1.2
                                                  19,000   Johnson & Johnson                                     1,833,120      1.1
                                                  45,000  +King Pharmaceuticals, Inc.                            1,895,850      1.1
                                                  64,000   Mylan Laboratories, Inc.                              1,711,360      1.0
                                                 153,000   Pfizer Inc.                                           6,624,900      3.9
                                                                                                              ------------    ------
                                                                                                                17,306,330     10.2
                  ------------------------------------------------------------------------------------------------------------------
                                                           Total Health Care (Cost--$45,322,964)                48,305,010     28.6
====================================================================================================================================
Industrials       Commercial Services &           55,000  +Apollo Group, Inc. (Class A)                          1,710,500      1.0
                  Supplies                        98,000  +Cendant Corporation                                   1,738,520      1.0
                                                  31,000   H & R Block, Inc.                                     1,705,000      1.0
                                                                                                              ------------    ------
                                                                                                                 5,154,020      3.0
                  ------------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates       253,000   General Electric Company                             12,278,090      7.3
                  ------------------------------------------------------------------------------------------------------------------
                                                           Total Industrials (Cost--$18,336,051)                17,432,110     10.3
====================================================================================================================================
Information       Communications Equipment        90,000  +Andrew Corporation                                    1,576,800      0.9
Technology                                        34,000  +CIENA Corporation                                     1,872,040      1.1
                                                 116,000  +Cabletron Systems, Inc.                               1,818,880      1.1
                                                  43,000  +Cisco Systems, Inc.                                     730,140      0.4
                                                  30,000  +Comverse Technology, Inc.                             2,055,000      1.2
                                                  71,000  +Polycom, Inc.                                         1,649,330      1.0
                                                                                                              ------------    ------
                                                                                                                 9,702,190      5.7
                   -----------------------------------------------------------------------------------------------------------------


                                    14 & 15

                             Merrill Lynch Large Cap Growth Fund, April 30, 2001

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                   Master Large Cap Growth Portfolio (concluded)
                   -----------------------------------------------------------------------------------------------------------------
                                                   Shares                                                                 Percent of
                   Industry                         Held            Investments                                  Value    Net Assets
====================================================================================================================================
Information        Computers & Peripherals         66,000  +Apple Computer, Inc.                               $  1,682,340     1.0%
Technology                                         17,000   International Business Machines Corporation           1,957,380     1.2
(concluded)                                                                                                    ------------   ------
                                                                                                                  3,639,720     2.2
                   -----------------------------------------------------------------------------------------------------------------
                   Electronic Equipment &          31,000   AVX Corporation                                         574,740     0.3
                   Instruments                    106,000  +Ingram Micro Inc. (Class A)                           1,534,880     0.9
                                                   38,000   Newport Corporation                                   1,434,880     0.9
                                                   25,000   PerkinElmer, Inc.                                     1,672,750     1.0
                                                   47,000  +Tech Data Corporation                                 1,638,420     1.0
                                                   29,000  +Waters Corporation                                    1,513,800     0.9
                                                                                                               ------------   ------
                                                                                                                  8,369,470     5.0
                   -----------------------------------------------------------------------------------------------------------------
                   IT Consulting & Services        32,000  +CSG Systems International, Inc.                       1,862,720     1.1
                                                   29,000  +DST Systems, Inc.                                     1,424,480     0.9
                                                   35,000   Electronic Data Systems Corporation                   2,257,500     1.3
                                                   96,000  +Unisys Corporation                                    1,155,840     0.7
                                                                                                               ------------   ------
                                                                                                                  6,700,540     4.0
                   -----------------------------------------------------------------------------------------------------------------
                   Internet Software & Services    39,000  +VeriSign, Inc.                                        1,999,920     1.2
                   -----------------------------------------------------------------------------------------------------------------
                   Office Electronics              36,000  +NCR Corporation                                       1,692,360     1.0
                   -----------------------------------------------------------------------------------------------------------------
                   Semiconductor Equipment &      129,000   Intel Corporation                                     3,987,390     2.3
                   Products                        33,000  +International Rectifier Corp.                         1,831,500     1.1
                                                  186,000  +Silicon Storage Technology, Inc.                      1,848,840     1.1
                                                                                                               ------------   ------
                                                                                                                  7,667,730     4.5
                   -----------------------------------------------------------------------------------------------------------------
                   Software                        51,000  +BEA Systems, Inc                                      2,083,350     1.3
                                                   59,000   Computer Associates International, Inc.               1,899,210     1.1
                                                  182,000  +Compuware Corporation                                 1,870,960     1.1
                                                   26,000  +Mercury Interactive Corp.                             1,719,900     1.0
                                                   93,000  +Microsoft Corporation                                 6,300,750     3.7
                                                                                                               ------------   ------
                                                                                                                 13,874,170     8.2
                   -----------------------------------------------------------------------------------------------------------------
                                                            Total Information Technology
                                                            (Cost--$52,795,281)                                  53,646,100    31.8
====================================================================================================================================
Telecommunication  Diversified Telecommunication  127,000  +WorldCom, Inc.                                        2,317,750     1.4
Services           Services
                   -----------------------------------------------------------------------------------------------------------------
                                                            Total Telecommunication Services
                                                            (Cost--$2,061,584)                                    2,317,750     1.4
====================================================================================================================================
Utilities          Multi-Utilities                 40,000  +Calpine Corporation                                   2,279,600     1.4
                   -----------------------------------------------------------------------------------------------------------------
                                                            Total Utilities
                                                            (Cost--$1,922,290)                                    2,279,600     1.4
                   -----------------------------------------------------------------------------------------------------------------
                                                            Total Investments (Cost--$160,462,494)              168,325,240    99.8
====================================================================================================================================
                                                   Face
                                                  Amount                          Short-Term Securities
                   -----------------------------------------------------------------------------------------------------------------
                   Commercial Paper*             $652,000   General Motors Acceptance Corp., 4.69%
                                                            due 5/01/2001                                           652,000     0.4
====================================================================================================================================
                                                            Total Short-Term Securities (Cost--$652,000)            652,000     0.4
====================================================================================================================================
                   Total Investments (Cost--$161,114,494)                                                       168,977,240   100.2

                   Miscellaneous Securities                                                                         243,000     0.2

                   Liabilities in Excess of Other Assets                                                           (618,441)   (0.4)
                                                                                                               ------------   ------
                   Net Assets                                                                                  $168,601,799   100.0%
                                                                                                               ============   ======
====================================================================================================================================

* Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Portfolio.
+     Non-income producing security.

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MASTER LARGE CAP
GROWTH PORTFOLIO   As of April 30, 2001
===================================================================================================================================
Assets:            Investments, at value (identified cost--$161,114,494)...............................                $168,977,240
                   Cash................................................................................                         798
                   Miscellaneous securities............................................................                     243,000
                   Receivables:
                     Securities sold................................................................... $   5,979,843
                     Contributions.....................................................................       610,695
                     Dividends.........................................................................        26,175     6,616,713
                                                                                                        -------------
                   Prepaid expenses and other assets...................................................                      37,019
                                                                                                                       ------------
                   Total assets........................................................................                 175,874,770
                                                                                                                       ------------
===================================================================================================================================
Liabilities:       Payables:
                     Securities purchased..............................................................     6,841,630
                     Withdrawals.......................................................................       195,795     7,037,425
                                                                                                        -------------
                   Accrued expenses and other liabilities..............................................                     235,546
                                                                                                                       ------------
                   Total liabilities...................................................................                   7,272,971
                                                                                                                       ------------
===================================================================================================================================
Net Assets:        Net assets..........................................................................                $168,601,799
                                                                                                                       ============
===================================================================================================================================
Net Assets         Partners' capital...................................................................                $160,739,053
Consist of:        Unrealized appreciation on investments--net.........................................                   7,862,746
                                                                                                                       ------------
                   Net assets..........................................................................                $168,601,799
                                                                                                                       ============
===================================================================================================================================

                   See Notes to Financial Statements.


                                    16 & 17

                             Merrill Lynch Large Cap Growth Fund, April 30, 2001

STATEMENT OF OPERATIONS

MASTER LARGE CAP
GROWTH PORTFOLIO   For the Six Months Ended April 30, 2001
===================================================================================================================================
Investment         Dividends...........................................................................                $    298,000
Income:            Interest and discount earned........................................................                      63,592
                                                                                                                       ------------
                   Total income........................................................................                     361,592
                                                                                                                       ------------
===================================================================================================================================
Expenses:          Investment advisory fees............................................................  $    462,532
                   Accounting services.................................................................        71,865
                   Custodian fees......................................................................        53,652
                   Professional fees...................................................................        28,440
                   Trustees' fees and expenses.........................................................         3,421
                                                                                                         ------------
                   Total expenses......................................................................                     619,910
                                                                                                                       ------------
                   Investment loss--net................................................................                    (258,318)
                                                                                                                       ------------
===================================================================================================================================
Realized &         Realized loss on investments--net...................................................                 (45,303,756)
Unrealized Gain    Change in unrealized appreciation on investments--net...............................                   6,612,659
(Loss) on                                                                                                              ------------
Investments--Net:  Net Decrease in Net Assets Resulting from Operations................................                $(38,949,415)
                                                                                                                       ============
===================================================================================================================================

                   See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     For the Six     For the Period
MASTER LARGE CAP                                                                                     Months Ended    Dec. 22, 1999+
GROWTH PORTFOLIO   Increase (Decrease) in Net Assets:                                               April 30, 2001  to Oct. 31, 2000
====================================================================================================================================
Operations:        Investment loss--net............................................................  $    (258,318)    $    (58,294)
                   Realized gain (loss) on investments--net........................................    (45,303,756)          93,566
                   Change in unrealized appreciation on investments--net...........................      6,612,659        1,250,087
                                                                                                     -------------     ------------
                   Net increase (decrease) in net assets resulting from operations.................    (38,949,415)       1,285,359
                                                                                                     -------------     ------------
===================================================================================================================================
Net Capital        Increase in net assets derived from net capital contributions...................    109,426,053       95,839,802
Contributions:                                                                                       -------------     ------------
===================================================================================================================================
Net Assets:        Total increase in net assets....................................................     70,476,638       97,125,161
                   Beginning of period.............................................................     98,125,161        1,000,000
                                                                                                     -------------     ------------
                   End of period...................................................................  $ 168,601,799     $ 98,125,161
                                                                                                     =============     ============
===================================================================================================================================

             +     Commencement of operations.

                   See Notes to Financial Statements.


                                    18 & 19

                             Merrill Lynch Large Cap Growth Fund, April 30, 2001

FINANCIAL HIGHLIGHTS

                                                                                                     For the Six     For the Period
MASTER LARGE CAP   The following ratios have been derived from                                       Months Ended    Dec. 22, 1999+
GROWTH PORTFOLIO   information provided in the financial statements.                                April 30, 2001  to Oct. 31, 2000
====================================================================================================================================
Ratios to Average  Expenses, net of reimbursement..................................................           .80%*          1.30%*
Net Assets:                                                                                          =============     ===========
                   Expenses........................................................................           .80%*          1.82%*
                                                                                                     =============     ===========
                   Investment loss--net............................................................          (.33%)*         (.75%)*
                                                                                                     =============     ===========
==================================================================================================================================
Supplemental       Net assets, end of period (in thousands)........................................  $     168,602     $    98,125
Data:                                                                                                =============     ===========
                   Portfolio turnover..............................................................        141.58%          94.75%
                                                                                                     =============     ===========
==================================================================================================================================

            *     Annualized.
            +     Commencement of operations.

                  See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MASTER LARGE CAP
GROWTH PORTFOLIO

1. Significant Accounting Policies:

Master Large Cap Growth Portfolio (the "Portfolio") is part of Master Large Cap Series Trust (the "Trust"). The Portfolio is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Portfolio, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Portfolio may engage in various portfolio investment techniques to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of investments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolio's records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur


                                    20 & 21

                             Merrill Lynch Large Cap Growth Fund, April 30, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER LARGE CAP
GROWTH PORTFOLIO

Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Portfolio will adopt the provisions to amortize all premiums and discounts on debt securities effective November 1, 2001, as now required under the new AICPA Audit and Accounting Guide for Investment Companies. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolio. The impact of this accounting change has not been determined, but will result in an adjustment to the cost of securities and a corresponding adjustment to net unrealized appreciation/depreciation, based on debt securities held as of October 31, 2001.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .75% of the average daily value of the Portfolio's net assets. Effective January 17, 2001, the annual rate was changed to .50%.

Prior to January 1, 2001, FAM provided accounting services to the Portfolio at its cost and the Portfolio reimbursed FAM for these services. FAM continues to provide certain accounting services to the Portfolio. The Portfolio reimburses FAM at its cost for such services. For the six months ended April 30, 2001, the Portfolio reimbursed FAM an aggregate of $27,356 for the above-described services. The Portfolio entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Portfolio. The Portfolio pays a fee for these services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2001 were $328,111,891 and $210,964,649, respectively.

Net realized gains (losses) for the six months ended April 30, 2001 and net unrealized gains as of April 30, 2001 were as follows:

--------------------------------------------------------------------------------
                                                         Realized     Unrealized
                                                      Gains (Losses)    Gains
--------------------------------------------------------------------------------
Long-term investments.......................          $(45,303,772)   $7,862,746
Short-term investments......................                    16            --
                                                      ------------    ----------
Total.......................................          $(45,303,756)   $7,862,746
                                                      ============    ==========
--------------------------------------------------------------------------------

As of April 30, 2001, net unrealized appreciation for Federal income tax purposes aggregated $7,862,746, of which $14,683,723 related to appreciated securities and $6,820,977 related to depreciated securities. At April 30, 2001, the aggregate cost of investments for Federal income tax purposes was $161,114,494.

[LOGO] Merrill Lynch  Investment Managers

                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Large Cap Growth Fund of
Merrill Lynch Large Cap Series Funds, Inc.
Box 9011
Princeton, NJ
08543-9011


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